Registration No. 33-34270
                                                          File No. 811-5360

                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC. 20549
                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

     PRE-EFFECTIVE AMENDMENT NO.                                        / /

     POST-EFFECTIVE AMENDMENT NO. 18                                    /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
  OF 1940                                                               / /

     AMENDMENT NO.__                                                    / /

                    OPPENHEIMER MAIN STREET FUNDS, INC.
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            (Exact Name of Registrant as Specified in Charter)

             3410 South Galena Street, Denver, Colorado 80231
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                 (Address of Principal Executive Offices)

                              1-303-671-3200
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                      (Registrant's Telephone Number)

                          ANDREW J. DONOHUE, ESQ.
                          OppenheimerFunds, Inc.
           Two World Trade Center, New York, New York 10048-0203
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                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

   /X/ immediately upon filing pursuant to paragraph (b)

   / / on __________, pursuant to paragraph (b)

   / / 60 days after filing pursuant to paragraph (a)(1)

   / / on ________, pursuant to paragraph (a)(1)

   / / 75 days after filing, pursuant to paragraph (a)(2)

   / / on _______________, pursuant to paragraph (a)(2) of Rule 485
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The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996 was filed on August 23, 1996.

                    SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.



For the registration under the Securities Act of 1933 of shares of Oppenheimer Main Street California Municipal Fund, a series of
Oppenheimer Main Street Funds, Inc., an open-end management investment company.

A. Title and amount of shares being registered (number of shares or other units):

       Additional 159,374 Class A shares of beneficial interest of Oppenheimer Main Street California Municipal Fund.

B. Proposed aggregate offering price to the public of the shares being registered:

       $2,047,956 based upon the offering price of $12.85 per Class A share at October 24, 1996(1).

C. Amount of filing fee pursuant to Rule 24e-2:

       $100





_______________

(1)The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 of the Investment Company Act of 1940. The total number of Class A shares sold during the previous fiscal year of the Fund ended June 30, 1996 was 631,500. No redeemed or repurchased shares have been used for reductions pursuant to paragraph (a) of Rule 24e-2 in any previous filing of Post-Effective Amendments during the current fiscal year; 765,193 shares were used for reductions pursuant to paragraph (c) of Rule 24f-2. The amount of redeemed or repurchased shares being used for such reduction in this amendment is 133,693.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of October, 1996.
                              OPPENHEIMER MAIN STREET FUNDS, INC.

                              By: /s/ James C. Swain
                              -----------------------------------
                              James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures               Title                 Date
----------               -----                 ----
/s/ James C. Swain*      Chairman of the
----------------------   Board of Trustees     October 29, 1996
James C. Swain

/s/ George C. Bowen*     Chief Financial       October 29, 1996
----------------------   and Accounting
George C. Bowen          Officer

/s/ Robert G. Avis*      Trustee               October 29, 1996
----------------------
Robert G. Avis

/s/ William A. Baker*    Trustee               October 29, 1996
----------------------
William A. Baker

/s/ Charles Conrad Jr.*  Trustee               October 29, 1996
----------------------
Charles Conrad, Jr.

/s/ Jon S. Fossel*       Trustee               October 29, 1996
----------------------
Jon S. Fossel

/s/ Raymond J. Kalinowski*                     Trustee   October 29, 1996
-------------------------
Raymond J. Kalinowski

/s/ Howard Kast*         Trustee               October 29, 1996
------------------------
C. Howard Kast

/s/ Robert M. Kirchner*  Trustee               October 29, 1996
------------------------
Robert M. Kirchner

/s/ Bridget A. Macaskill*  President & Trustee October 29, 1996
------------------------
Bridget A. Macaskill

/s/ Ned M. Steel*        Trustee               October 29, 1996
------------------------
Ned M. Steel

*By: /s/ Robert G. Zack
 --------------------------------
 Robert G. Zack, Attorney-in-Fact

Katherine P. Feld             [logo]OppenheimerFunds
Vice President &                   OppenheimerFunds, Inc.
Associate Counsel                  Two World Trade Center
                              New York, NY 10048-0203
                              212 323-0200   Fax 212 323-0558


                                   October 29, 1996
VIA EDGAR

SEC Filer Support
Mail Stop 0-7, Securities Operation Center
6432 General Green Way
Alexandria, VA  22312
Attn:  Mr. Frank Donaty, Jr.

     Re: Oppenheimer Main Street Funds, Inc. for the account of Oppenheimer Main Street California Municipal Fund
          Reg. No. 33-34270, File No. 811-5360

To the Securities and Exchange Commission:

     An electronic filing is hereby made on behalf of Oppenheimer Main Street Funds, Inc. for the account of its series Oppenheimer Main Street California Municipal Fund (the "Fund"). The filing is made pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and shall be effective when filed, as designated on the facing page of Form N-1A. The filing includes Post-Effective Amendment No. 18 to the registration statement of the Fund together with the representation of counsel required by that Rule. The filing fee of $100 was wired to the SEC's account at Mellon Bank on October 28, 1996 (Fed Wire No. 6850) and referenced this filing.

     The purpose of the Amendment is to amend the facing sheet of the registration statement to register an additional 159,374 Class A shares of the Fund. Of that amount, 765,193 shares were redeemed during the fiscal year ended June 30, 1996, and had not been previously used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2. The offering price of $12.85 was the price in effect at the close of business October 24, 1996.

                                   Very truly yours,

                                   /s/ Katherine P. Feld

                                   Katherine P. Feld
                                   Vice President &
                                   Associate Counsel
                                   (212) 323-0252
KPF/gl
cc (w/attachment):  Allan Adams, Esq.
               Stuart Opp (Deloitte & Touche)
               Robert Bishop
               Gloria LaFond
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Katherine P. Feld             [logo]OppenheimerFunds
Vice President &                   OppenheimerFunds, Inc.
Associate Counsel                  Two World Trade Center
                              New York, NY 10048-0203
                              212 323-0200   Fax 212 323-0558



                                   October 29, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re: Oppenheimer Main Street Funds, Inc. for the account of Oppenheimer Main Street California Municipal Fund
          Reg. No. 33-34270, File No. 811-5360
          Written Representation of Counsel

To the Securities and Exchange Commission:

          Pursuant to paragraph (e) of Rule 485 under the Securities Act of 1933, and in connection with an Amendment on Form N-1A which is Post-Effective Amendment No. 18 to the 1933 Act Registration Statement of the above Fund, the undersigned counsel, who prepared such Amendment, hereby represents to the Commission for filing with such Amendment that said Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

                                     Very truly yours,




                                     Katherine P. Feld
                                     Vice President &
                                     Associate Counsel

KPF/gl






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